Debt - 10.25% Senior Notes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended			0 Months Ended	12 Months Ended			0 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 05, 2012 10.25% Senior Notes [Member]	Dec. 31, 2012 10.25% Senior Notes [Member]	Dec. 31, 2013 10.25% Senior Notes [Member]	Aug. 21, 2012 10.25% Senior Notes [Member]	Sep. 05, 2012 10.25% Senior Notes [Member] Tendered [Member]	Sep. 05, 2012 10.25% Senior Notes [Member] Called For Redemption [Member]	Dec. 31, 2012 10.25% Senior Notes [Member] Premiums Paid [Member]	Dec. 31, 2012 10.25% Senior Notes [Member] Write Off Deferred Financing Costs [Member]	Dec. 31, 2012 10.25% Senior Notes [Member] Third Party Fees Paid [Member]
Debt Instrument [Line Items]
Debt and capital lease obligations	$ 2,854.4				$ 3,148.6				$ 2,854.4	$ 3,148.6					$ 713.0
Debt instrument stated rate of interest														10.25%
Repayments of Long-term Debt												639.6
Extinguishment of Debt, Amount																102.7	610.3
Loss on extinguishment of debt	$ 0	$ 0	$ 0	$ (2.0)	$ (21.3)	$ (4.2)	$ 0	$ 0	$ (2.0)	$ (25.5)	$ 0		$ (25.5)					$ (18.7)	$ (6.6)	$ (0.2)